Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

18) Commitments and Contingencies

Assets Pledged

As of December 31, 2021 and 2020, Vessels with a book value of $1,598 million and $1,709 million, respectively, were pledged as security held as guarantee for the Partnership’s long-term debt and interest rate swap obligations. See Note 10—Derivative Instruments, Note 13—Vessels and Equipment and Note 15—Long-Term Debt.

Claims and Legal Proceedings

Under the Partnership’s time charters, claims to reduce the hire rate payments can be made if the Vessel does not perform to certain specifications in the agreements. No accrual for possible claim was recorded for the years ended December 31, 2021, 2020 and 2019.

From time to time, the Partnership is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows.

Insurance

The Partnership maintains insurance on all the Vessels to insure against marine and war risks, which include damage to or total loss of the Vessels, subject to deductible amounts that average $0.15 million per Vessel, and loss of hire.

Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. In addition, the Partnership maintains protection and indemnity insurance, which covers third-party legal liabilities arising in connection with the Vessels’ activities, including, among other things, the injury or death of third-party persons, loss or damage to cargo, claims arising from collisions with other vessels and other damage to other third-party property, including pollution arising from oil or other substances. This insurance is unlimited, except for pollution, which is limited to $1 billion per vessel per incident. The protection and indemnity insurance is maintained through a protection and indemnity association, and as a member of the association, the Partnership may be required to pay amounts above budgeted premiums if the member claims exceed association reserves, subject to certain reinsured amounts. If the Partnership experiences multiple claims each with individual deductibles, losses due to risks that are not insured or claims for insured risks that are not paid, it could have a material adverse effect on the Partnership’s results of operations and financial condition.

Windsor Knutsen

In December 2020, the Windsor Knutsen reported a crack in its main engine block. As a result, the Vessel was off-hire from December 12, 2020 to June 10, 2021 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that a vessel is out of service as a result of damage, for a maximum of 180 days. For the year ended December 31, 2021, the Partnership received $8.7 million for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, as of December 31, 2021, the Partnership had claimed and received payments of $4.1 million (net of deductible amounts) for hull and machinery recoveries.

Tove Knutsen

In March 2021, the Tove Knutsen reported a leakage from its controllable pitch propeller. As a result, the Vessel was off-hire from March 1, 2021 to April 15, 2021 for repairs. For the year ended December 31, 2021, the Partnership received $1.5 million for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, as of December 31, 2021, the Partnership had claimed $0.1 million (net of deductible amounts) for hull and machinery recoveries. As of December 31, 2021, the Partnership has not received payment for this claim, resulting in an open insurance claim of $0.1 million.

Bodil Knutsen

In April 2021, the Bodil Knutsen reported damage on the azimuth thruster. As a result, the Vessel was off-hire from April 17, 2021 to April 29, 2021 for repairs. As of December 31, 2021, the Partnership had claimed and received payments of $0.1 million (net of deductible amounts) for hull and machinery recoveries.

Tordis Knutsen

In July 2021, the Tordis Knutsen reported a damage on the Automatic Voltage Regulator (AVR) for one azimuth thruster. As a result, the Vessel was off-hire from July 19, 2021 to August 25, 2021 for repairs. As of December 31, 2021, the Partnership had claimed and received payments of $1.2 million (net of deductible amounts) for hull and machinery recoveries.